For Internal Use Only
SEC File No. 91- 01861

Submit 1 Original
And 9 Copies

OMB Approval No.: 3235-0504
Expires 07/31/20xx
Estimated average burden per response: 2.00

RECEIVED
MAY 10 2007
MARKET REGULATION

[redacted]

07071051

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
American Stock Exchange LLC.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Corporation
3. Class of New Derivative Securities Product: Index-Linked Securities
4. Name of Underlying Instrument: MSCI EAFE Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: Broad-Based.
6. Ticker Symbol(s) of New Derivative Product: RTE
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Asx National, Athens, Cats, Copenhagen, Euronext Belgium, Euronext, France, Euronext Netherlands, Euronext Portugal, Helsinki, Hong Kong, Irish, Italy Continuous, Jasdaq, London, Nzse National, Om Stockholm, Osaka, Oslo, Singapore, Swiss Virt-X, Swx Swiss Exchang Tokyo, Vienna, Xetra

8. Settlement Methodology of New Derivative Securities Product:
Cash settlement on regular-way trades on the American Stock Exchange and settled through the National Securities Clearing corporation ("NSCC") on T+3.
9. Position Limits of New Derivative Securities Product (if applicable): Not Applicable.

PROCESSED
JUL 23 2007
THOMSON FINANCIAL

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Dennis J. Meekins

Title:	Vice President
Telephone Number:	(212) 306-1302
Manual Signature of Official Responsible for Form:	
Date:	May 9, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 10 2007

AMERICAN
STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

May 9, 2007

BY FACSIMILE AND OVERNIGHT COURIER
202/ 772-9273
Securities and Exchange Commission
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

Re: Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to the following:

- Merrill Lynch Strategic Return Notes linked to the Select 10 Index (RSY);
- Merrill Lynch Accelerated Return notes linked to the Dow Jones Euro Stoxx 50 Index (DEZ);
- Merrill Lynch Accelerated Return Bear Market notes linked to the S&P 500 Index (NBM);
- Merrill Lynch Accelerated Return notes linked to the MSCI EAFE Index (RTE); and
- Eksportfinans ASA Enhanced Yield Securities linked to the Claymore YieldStream 20 Index (EKF)

Sincerely,

Bryan Fischer

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 10 2007

END